IR PASS-THROUGH CORP.
                                   c/o NorthStar Presidio Management Company LLC
                                               411 West Putnam Avenue, Suite 270
                                                             Greenwich, CT 06830




Integrated ARROS Fund II (the "Fund")
-------------------------------------

September, 1999

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 1999. As you are aware, the Fund's investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnership's corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee at (800) 735-7777.

Sincerely,


Integrated ARROS Fund I
By:            IR Pass-through Corporation, Sponsor

                            Integrated ARROs Fund II
                       Statement of Assets and Liabilities
                                  June 30, 1999
                                   (unaudited)

Assets
 Cash                                                        $ 208,975

Investment in payment obligations, at
   minimum termination value (cost $7,446,008)              12,713,044
                                                           -----------

Total Assets                                                12,922,019
                                                           ===========
Liabilities

Distributions payable                                          208,975
                                                           -----------

Net Assets                                                 $12,713,044
                                                           ===========

Net Asset Value per unit (7,446 units outstanding)         $  1,707.37
                                                           ===========

                            Integrated ARROs Fund II
                             Statement of Operations
                         Six Months Ended June 30, 1999
                                   (unaudited)

Investment income:

Interest and discount earned                                $ 746,491
                                                            =========

                            Integrated ARROs Fund II
                       Statement of Changes in Net Assets
                                  June 30, 1999
                                   (unaudited)

Decrease in net assets from operations:

Net investment income                                       $ 746,491
                                                          -----------
Net increase in net assets resulting from operations          746,491

Total declared as distributions to Unitholders               (875,561)
                                                          -----------

Net decrease in net assets                                   (129,070)


Net Assets:

Beginning of period                                        12,842,114
                                                          -----------

End of period                                             $12,713,044
                                                          ===========

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.             GENERAL

               The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 1998, which is herein incorporated by reference.

               The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

               Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.


2.             SIGNIFICANT ACCOUNTING POLICIES

               Security Valuation

               The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

               Federal Income Taxes

               The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.


3.             CONFLICTS OF INTEREST

               IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio").

               Subject to the rights of the Unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company LLC
               provides administrative services to Presidio, who in turn provides services to the Fund.


4.             COMMITMENTS AND CONTINGENCIES

               The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such equal costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

               Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund I, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund has been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $35,254 in expenses from the proceeds of the January 1999 through July 1999 payment obligations received.

5.             DISTRIBUTION PAYABLE

               The Sponsor declared a $208,975 ($28.07 per unit) distribution payable to unitholders of record as of June 30, 1999. Such distribution was paid on July 15, 1999.

                            Integrated ARROs Fund II
              Schedule of Selected Per Unit Operating Performance,
                          Ratios and Supplemental Data


                                              Six Months Ended          Year Ended
                                                June 30, 1999        December 31, 1998
Per Unit Operating Performance                   (unaudited)             (audited)
------------------------------                   -----------           -----------
Net asset value, beginning of period               $1,724.70             $1,758.21

Net investment income                                 100.25                150.91

Distributions from net investment
        income and partial prepayments               (117.59)              (184.42)
                                                 -----------           -----------
Net asset value, end of period                     $1,707.37             $1,724.70
                                                 ===========           ===========
Total investment return                              $100.25               $150.91
                                                 ===========           ===========


Ratios/Supplemental Data
------------------------

Net assets, end of period                        $12,713,044           $12,842,114

Ratio of expenses to average net assets                 0.28%                 0.11%

Ratio of net investment income to
   average net assets                                   5.84(1)               8.67%

Portfolio turnover rate                                  N/A                   N/A

                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                  June 30, 1999

                                                                                         Discount To
Partnership/                                                                                Arrive
Date Payment                                               Original   Simple              at Minimum   Periodic            Minimum
Obligation                 Property          Type of       Principal Interest   Accrued  Termination   Payment During    Termination
 Incurred    Lessee        Location          Property       Amount     Rate     Interest    Amount     Primary Term (1)     Amount
------------------------------------------------------------------------------------------------------------------------------------

Bradall       Albertson's  Boise, ID         Department   $1,940,000  16.500% $4,521,255  $1,886,610     7/1/98-1/1/08    $4,574,645
12/16/82      Inc.         Snohomish, WA     Stores                                                      $387,871/semi.
                           Las Cruces, NM
                           Sioux Falls, SD
                           Bradenton, FL


Dalhill       The Kroger   Houston, TX       Supermarkets  1,485,000  19.625%  3,430,048    $972,027   1/31/97-12/31/06    3,943,021
01/15/82      Company      Dallas, TX                                                                       $57,242/mo.
                           Columbus, OH
                           Cincinnati, OH
                           Louisville, KY(2)



Walmad        Walgreen     Windsor, WI       Warehouse/    1,500,000  18.500%  4,191,200  $1,495,823      4/1/97-3/1/02    4,195,378
02/25/82      Company                        Distribution                                                  $23,125/mo.;
                                             Facility                                                     4/1/02-3/1/07
                                                                                                            $92,551/mo.

                                                          ----------         -----------  ----------                     -----------
                                                          $4,925,000         $12,142,504  $4,354,460                     $12,713,044
                                                          ==========         ===========  ==========                     ===========

(1) Primary Term of the applicable net lease.
(2) Two properties.

                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                      JANUARY 1, 1999 THROUGH JUNE 30, 1999

                  ACCRUED                         ACCRUED                       ACCRUED                       ACCRUED
    DATE          INTEREST         DATE           INTEREST         DATE         INTEREST         DATE         INTEREST
 ---------      ----------      ---------       ----------     ---------      ----------      ---------      ----------
  01-Jan-99      12,105,913      23-Feb-99       12,154,638     17-Apr-99      12,122,996      09-Jun-99      12,091,354
  02-Jan-99      12,108,348      24-Feb-99       12,157,073     18-Apr-99      12,125,432      10-Jun-99      12,093,790
  03-Jan-99      12,110,784      25-Feb-99       12,159,509     19-Apr-99      12,127,867      11-Jun-99      12,096,226
  04-Jan-99      12,113,220      26-Feb-99       12,161,945     20-Apr-99      12,130,303      12-Jun-99      12,098,661
  05-Jan-99      12,115,655      27-Feb-99       12,164,381     21-Apr-99      12,132,739      13-Jun-99      12,101,097
  06-Jan-99      12,118,091      28-Feb-99       12,166,816     22-Apr-99      12,135,175      14-Jun-99      12,103,533
  07-Jan-99      12,120,527      01-Mar-99       12,088,885     23-Apr-99      12,137,610      15-Jun-99      12,105,968
  08-Jan-99      12,122,963      02-Mar-99       12,091,321     24-Apr-99      12,140,046      16-Jun-99      12,108,404
  09-Jan-99      12,125,398      03-Mar-99       12,093,756     25-Apr-99      12,142,482      17-Jun-99      12,110,840
  10-Jan-99      12,127,834      04-Mar-99       12,096,192     26-Apr-99      12,144,917      18-Jun-99      12,113,276
  11-Jan-99      12,130,270      05-Mar-99       12,098,628     27-Apr-99      12,147,353      19-Jun-99      12,115,711
  12-Jan-99      12,132,705      06-Mar-99       12,101,064     28-Apr-99      12,149,789      20-Jun-99      12,118,147
  13-Jan-99      12,135,141      07-Mar-99       12,103,499     29-Apr-99      12,152,224      21-Jun-99      12,120,583
  14-Jan-99      12,137,577      08-Mar-99       12,105,935     30-Apr-99      12,154,660      22-Jun-99      12,123,018
  15-Jan-99      12,140,012      09-Mar-99       12,108,371     01-May-99      12,076,729      23-Jun-99      12,125,454
  16-Jan-99      12,142,448      10-Mar-99       12,110,806     02-May-99      12,079,165      24-Jun-99      12,127,890
  17-Jan-99      12,144,884      11-Mar-99       12,113,242     03-May-99      12,081,600      25-Jun-99      12,130,325
  18-Jan-99      12,147,320      12-Mar-99       12,115,678     04-May-99      12,084,036      26-Jun-99      12,132,761
  19-Jan-99      12,149,755      13-Mar-99       12,118,113     05-May-99      12,086,472      27-Jun-99      12,135,197
  20-Jan-99      12,152,191      14-Mar-99       12,120,549     06-May-99      12,088,907      28-Jun-99      12,137,633
  21-Jan-99      12,154,627      15-Mar-99       12,122,985     07-May-99      12,091,343      29-Jun-99      12,140,068
  22-Jan-99      12,157,062      16-Mar-99       12,125,421     08-May-99      12,093,779      30-Jun-99      12,142,504
  23-Jan-99      12,159,498      17-Mar-99       12,127,856     09-May-99      12,096,214
  24-Jan-99      12,161,934      18-Mar-99       12,130,292     10-May-99      12,098,650
  25-Jan-99      12,164,369      19-Mar-99       12,132,728     11-May-99      12,101,086
  26-Jan-99      12,166,805      20-Mar-99       12,135,163     12-May-99      12,103,522
  27-Jan-99      12,169,241      21-Mar-99       12,137,599     13-May-99      12,105,957
  28-Jan-99      12,171,677      22-Mar-99       12,140,035     14-May-99      12,108,393
  29-Jan-99      12,174,112      23-Mar-99       12,142,470     15-May-99      12,110,829
  30-Jan-99      12,176,548      24-Mar-99       12,144,906     16-May-99      12,113,264
  31-Jan-99      12,178,984      25-Mar-99       12,147,342     17-May-99      12,115,700
  01-Feb-99      12,101,052      26-Mar-99       12,149,778     18-May-99      12,118,136
  02-Feb-99      12,103,488      27-Mar-99       12,152,213     19-May-99      12,120,571
  03-Feb-99      12,105,924      28-Mar-99       12,154,649     20-May-99      12,123,007
  04-Feb-99      12,108,359      29-Mar-99       12,157,085     21-May-99      12,125,443
  05-Feb-99      12,110,795      30-Mar-99       12,159,520     22-May-99      12,127,879
  06-Feb-99      12,113,231      31-Mar-99       12,161,956     23-May-99      12,130,314
  07-Feb-99      12,115,667      01-Apr-99       12,084,025     24-May-99      12,132,750
  08-Feb-99      12,118,102      02-Apr-99       12,086,460     25-May-99      12,135,186
  09-Feb-99      12,120,538      03-Apr-99       12,088,896     26-May-99      12,137,621
  10-Feb-99      12,122,974      04-Apr-99       12,091,332     27-May-99      12,140,057
  11-Feb-99      12,125,409      05-Apr-99       12,093,768     28-May-99      12,142,493
  12-Feb-99      12,127,845      06-Apr-99       12,096,203     29-May-99      12,144,928
  13-Feb-99      12,130,281      07-Apr-99       12,098,639     30-May-99      12,147,364
  14-Feb-99      12,132,716      08-Apr-99       12,101,075     31-May-99      12,149,800
  15-Feb-99      12,135,152      09-Apr-99       12,103,510     01-Jun-99      12,071,869
  16-Feb-99      12,137,588      10-Apr-99       12,105,946     02-Jun-99      12,074,304
  17-Feb-99      12,140,024      11-Apr-99       12,108,382     03-Jun-99      12,076,740
  18-Feb-99      12,142,459      12-Apr-99       12,110,817     04-Jun-99      12,079,176
  19-Feb-99      12,144,895      13-Apr-99       12,113,253     05-Jun-99      12,081,611
  20-Feb-99      12,147,331      14-Apr-99       12,115,689     06-Jun-99      12,084,047
  21-Feb-99      12,149,766      15-Apr-99       12,118,125     07-Jun-99      12,086,483
  22-Feb-99      12,152,202      16-Apr-99       12,120,560     08-Jun-99      12,088,919